GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Financial Statements

Year ended December 31, 2022

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Year ended December 31, 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life Insurance Company of New York and

Contract Owners of Genworth Life of New York VA Separate Account 3:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life of New York VA Separate Account 3 (the Separate Account), as of December 31, 2022, the related statements of operations for the year then ended and changes in net assets for each of the years in the two year period then ended, and the related notes including the financial highlights in Note 6 for each of the years presented in the five year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights in Note 6 for each of the years presented in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 1996.

Richmond, Virginia

April 18, 2023

Appendix

Statement of assets and liabilities as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio — Class B (2)

AB VP Small Cap Growth Portfolio — Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Comstock Fund — Series II shares (2)

Invesco V.I. Core Equity Fund — Series I shares

Invesco V.I. EQV International Equity Fund — Series II shares (1) (2)

Invesco V.I. Global Fund — Series II shares (1)

Invesco V.I. Main Street Fund® — Series II shares (1) (2)

Invesco V.I. Main Street Small Cap Fund® — Series II shares (1) (2)

American Century Variable Portfolios II, Inc.

VP Inflation Protection Fund — Class II

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund — Class III Shares

BlackRock Global Allocation V.I. Fund — Class III Shares

Columbia Funds Variable Series Trust II

Columbia Variable Portfolio — Overseas Core Fund — Class 2 (2)

CTIVP® — Principal Blue Chip Growth Fund — Class 1 (1)

Eaton Vance Variable Trust

VT Floating-Rate Income Fund

Federated Hermes Insurance Series

Federated Hermes Kaufmann Fund II — Service Shares (2)

Fidelity® Variable Insurance Products Fund

VIP Contrafund® Portfolio — Service Class 2

VIP Equity-Income PortfolioSM — Service Class 2

VIP FundsManager® 50% Portfolio — Service Class 2

VIP FundsManager® 60% Portfolio — Service Class 2

VIP Growth Opportunities Portfolio — Service Class 2

VIP Investment Grade Bond Portfolio — Service Class 2

VIP Mid Cap Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Shares VIP Fund — Class 2 Shares (2)

Goldman Sachs Variable Insurance Trust

Goldman Sachs Government Money Market Fund — Service Shares

Janus Aspen Series

Janus Henderson Forty Portfolio — Service Shares

PIMCO Variable Insurance Trust

High Yield Portfolio — Administrative Class Shares

Long-Term U.S. Government Portfolio — Administrative Class Shares

Low Duration Portfolio — Administrative Class Shares (2)

Total Return Portfolio — Administrative Class Shares

State Street Variable Insurance Series Funds, Inc.

Real Estate Securities V.I.S. Fund — Class 1 Shares (2)

Total Return V.I.S. Fund — Class 3 Shares

The Prudential Series Fund

PSF Natural Resources Portfolio — Class II Shares (1)

(1)	See Note 1 to the financial statements for the former name of the subaccount.
(2)	Available as investment option under the contract, but not shown on the statements as there was no activity from January 1, 2021 through December 31, 2022.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Assets and Liabilities

December 31, 2022

	AB Variable Products Series Fund, Inc.	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		American Century Variable Portfolios II, Inc.	BlackRock Variable Series Funds, Inc.

	AB VP Small Cap Growth Portfolio — Class B	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Global Fund — Series II shares	VP Inflation Protection Fund — Class II	BlackRock Basic Value V.I. Fund — Class III Shares

Assets:
Investments at fair value (note 2b)	$4,577	$11,051	$—	$20,470	$—
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	4,577	11,051	—	20,470	—

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	1	—	1	—
Payable for units withdrawn	—	1	—	—	—
Total liabilities	—	2	—	1	—

Net assets	$4,577	$11,049	$—	$20,469	$—

Investments in securities at cost	$8,633	$12,431	$—	$23,851	$—
Shares outstanding	676	450	—	2,185	—

	Fidelity® Variable Insurance Products Fund (continued)			Goldman Sachs Variable Insurance Trust	Janus Aspen Series

	VIP Growth Opportunities Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2	Goldman Sachs Government Money Market Fund — Service Shares	Janus Henderson Forty Portfolio — Service Shares

Assets:
Investments at fair value (note 2b)	$1,949	$15,814	$667	$69,135	$9,415
Dividend receivable	—	—	—	219	—
Receivable for units sold	—	—	—	—	—
Total assets	1,949	15,814	667	69,354	9,415

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	1	2	3	—
Payable for units withdrawn	—	—	1	—	1
Total liabilities	—	1	3	3	1

Net assets	$1,949	$15,813	$664	$69,351	$9,414

Investments in securities at cost	$1,871	$19,159	$720	$69,135	$11,187
Shares outstanding	49	1,510	21	69,135	309

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Assets and Liabilities — Continued

December 31, 2022

BlackRock Variable Series Funds, Inc. (continued)	Columbia Funds Variable Series Trust II	Eaton Vance Variable Trust	Fidelity® Variable Insurance Products Fund

BlackRock Global Allocation V.I. Fund — Class III Shares	CTIVP® — Principal Blue Chip Growth Fund — Class 1	VT Floating-Rate Income Fund	VIP Contrafund® Portfolio — Service Class 2	VIP Equity-Income PortfolioSM — Service Class 2	VIP FundsManager® 50% Portfolio — Service Class 2	VIP FundsManager® 60% Portfolio — Service Class 2

$7,442,689	$2,284	$17,628	$21,346	$2,110	$1,809,114	$8,828,084
—	—	107	—	—	—	—
—	—	—	—	—	—	—
7,442,689	2,284	17,735	21,346	2,110	1,809,114	8,828,084

338	—	1	1	—	85	404
4,381	1	—	—	—	41	3,113
4,719	1	1	1	—	126	3,517

$7,437,970	$2,283	$17,734	$21,345	$2,110	$1,808,988	$8,824,567

$8,992,790	$1,121	$19,477	$20,087	$2,009	$1,946,465	$10,165,498
627,017	54	2,089	584	93	175,984	1,020,588

PIMCO Variable Insurance Trust			State Street Variable Insurance Series Funds, Inc.	The Prudential Series Fund

High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Total Return V.I.S. Fund — Class 3 Shares	PSF Natural Resources Portfolio — Class II Shares

$20,747	$17,215	$—	$4,774,963	$1,275
104	48	—	—	—
—	—	—	16	—
20,851	17,263	—	4,774,979	1,275

1	1	—	221	1
—	—	—	—	—
1	1	—	221	1

$20,850	$17,262	$—	$4,774,758	$1,274

$23,930	$25,040	$—	$5,812,205	$747
3,065	2,199	—	365,898	32

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Operations

	AB Variable Products Series Fund, Inc.	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		American Century Variable Portfolios II, Inc.	BlackRock Variable Series Funds, Inc.

	AB VP Small Cap Growth Portfolio — Class B	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Global Fund — Series II shares	VP Inflation Protection Fund — Class II	BlackRock Basic Value V.I. Fund — Class III Shares

	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

Investment income and expense:
Income — Ordinary dividends	$—	$110	$—	$1,099	$—
Mortality and expense risk and administrative charges (note 4)	86	173	16	363	30
Net investment income (expense)	(86)	(63)	(16)	736	(30)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(483)	15	4,458	(24)	(774)
Change in unrealized appreciation (depreciation)	(5,940)	(4,886)	(5,419)	(4,302)	1,120
Capital gain distributions	2,819	1,873	—	117	—
Net realized and unrealized gain (loss) on investments	(3,604)	(2,998)	(961)	(4,209)	346

Increase (decrease) in net assets from operations	$(3,690)	$(3,061)	$(977)	$(3,473)	$316

	Fidelity® Variable Insurance Products Fund (continued)			Goldman Sachs Variable Insurance Trust	Janus Aspen Series

	VIP Growth Opportunities Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2	Goldman Sachs Government Money Market Fund — Service Shares	Janus Henderson Forty Portfolio — Service Shares

	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

Investment income and expense:
Income — Ordinary dividends	$—	$355	$2	$6,615	$5
Mortality and expense risk and administrative charges (note 4)	58	285	17	8,396	175
Net investment income (expense)	(58)	70	(15)	(1,781)	(170)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1,549	(38)	59	—	420
Change in unrealized appreciation (depreciation)	(4,886)	(3,649)	(376)	—	(8,133)
Capital gain distributions	765	895	59	—	1,991
Net realized and unrealized gain (loss) on investments	(2,572)	(2,792)	(258)	—	(5,722)

Increase (decrease) in net assets from operations	$(2,630)	$(2,722)	$(273)	$(1,781)	$(5,892)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Operations — Continued

BlackRock Variable Series Funds, Inc. (continued)	Columbia Funds Variable Series Trust II	Eaton Vance Variable Trust	Fidelity® Variable Insurance Products Fund

BlackRock Global Allocation V.I. Fund — Class III Shares	CTIVP® — Principal Blue Chip Growth Fund — Class 1	VT Floating-Rate Income Fund	VIP Contrafund® Portfolio — Service Class 2	VIP Equity-Income PortfolioSM — Service Class 2	VIP FundsManager® 50% Portfolio — Service Class 2	VIP FundsManager® 60% Portfolio — Service Class 2

Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

$—	$—	$853	$63	$37	$36,210	$159,861
141,546	64	321	366	52	34,531	165,488
(141,546)	(64)	532	(303)	(15)	1,679	(5,627)

(281,109)	2,938	(125)	1,129	519	6,288	(386,186)
(1,492,401)	(4,689)	(1,231)	(11,015)	(835)	(727,862)	(3,479,036)
129,971	—	—	1,189	76	354,794	1,889,372
(1,643,539)	(1,751)	(1,356)	(8,697)	(240)	(366,780)	(1,975,850)

$(1,785,085)	$(1,815)	$(824)	$(9,000)	$(255)	$(365,101)	$(1,981,477)

PIMCO Variable Insurance Trust			State Street Variable Insurance Series Funds, Inc.	The Prudential Series Fund

High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Total Return V.I.S. Fund — Class 3 Shares	PSF Natural Resources Portfolio — Class II Shares

Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

$1,130	$407	$36	$20,822	$—
385	342	27	94,349	29
745	65	9	(73,527)	(29)

(57)	(89)	(1,142)	(240,626)	797
(3,835)	(7,404)	710	(1,003,305)	(333)
—	—	—	77,808	—
(3,892)	(7,493)	(432)	(1,166,123)	464

$(3,147)	$(7,428)	$(423)	$(1,239,650)	$435

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets

	AB Variable Products Series Fund, Inc.		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

	AB VP Small Cap Growth Portfolio — Class B		Invesco V.I. Core Equity Fund — Series I shares		Invesco V.I. Global Fund — Series II shares

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(86)	$(160)	$(63)	$(101)	$(16)	$(187)
Net realized gain (loss) on investments	(483)	359	15	37	4,458	79
Change in unrealized appreciation (depreciation) on investments	(5,940)	(1,960)	(4,886)	2,670	(5,419)	1,013
Capital gain distributions	2,819	2,619	1,873	295	—	675
Increase (decrease) in net assets from operations	(3,690)	858	(3,061)	2,901	(977)	1,580

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(1,775)	(1,437)	—	—	—	—
Administrative expenses	(6)	(13)	—	(9)	—	—
Transfers between subaccounts (including fixed account), net	—	—	—	—	(12,304)	—
Increase (decrease) in net assets from capital transactions	(1,781)	(1,450)	—	(9)	(12,304)	—
Increase (decrease) in net assets	(5,471)	(592)	(3,061)	2,892	(13,281)	1,580
Net assets at beginning of year	10,048	10,640	14,110	11,218	13,281	11,701
Net assets at end of year	$4,577	$10,048	$11,049	$14,110	$—	$13,281

Change in units (note 5):
Units purchased	—	—	—	—	—	—
Units redeemed	(40)	(23)	—	—	(418)	—
Net decrease in units from capital transactions with contract owners	(40)	(23)	—	—	(418)	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

American Century Variable Portfolios II, Inc.		BlackRock Variable Series Funds, Inc.				Columbia Funds Variable Series Trust II		Eaton Vance Variable Trust

VP Inflation Protection Fund — Class II		BlackRock Basic Value V.I. Fund — Class III Shares		BlackRock Global Allocation V.I. Fund — Class III Shares		CTIVP® — Principal Blue Chip Growth Fund — Class 1		VT Floating-Rate Income Fund

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$736	$345	$(30)	$(73)	$(141,546)	$(95,232)	$(64)	$(159)	$532	$375
(24)	9	(774)	13	(281,109)	378,642	2,938	2,196	(125)	(11)
(4,302)	683	1,120	562	(1,492,401)	(1,533,243)	(4,689)	(336)	(1,231)	203
117	—	—	3,233	129,971	1,793,120	—	—	—	—
(3,473)	1,037	316	3,735	(1,785,085)	543,287	(1,815)	1,701	(824)	567

—	—	—	—	—	13,069	—	—	—	—
—	—	—	—	(1,209,777)	(1,782,801)	(4,933)	(3,281)	—	—
(29)	(29)	—	—	(181,486)	(197,314)	(16)	(18)	—	—
—	(1)	(23,132)	1	(122,845)	(16,297)	(1)	1	(10,950)	—
(29)	(30)	(23,132)	1	(1,514,108)	(1,983,343)	(4,950)	(3,298)	(10,950)	—
(3,502)	1,007	(22,816)	3,736	(3,299,193)	(1,440,056)	(6,765)	(1,597)	(11,774)	567
23,971	22,964	22,816	19,080	10,737,163	12,177,219	9,048	10,645	29,508	28,941
$20,469	$23,971	$—	$22,816	$7,437,970	$10,737,163	$2,283	$9,048	$17,734	$29,508

—	—	—	—	19,260	24,664	—	—	—	—
(2)	(2)	(884)	—	(115,351)	(136,882)	(224)	(130)	(840)	—
(2)	(2)	(884)	—	(96,091)	(112,218)	(224)	(130)	(840)	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund

	VIP Contrafund® Portfolio — Service Class 2		VIP Equity-Income PortfolioSM — Service Class 2		VIP FundsManager® 50% Portfolio — Service Class 2

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(303)	$(479)	$(15)	$(5)	$1,679	$(18,769)
Net realized gain (loss) on investments	1,129	1,369	519	482	6,288	102,565
Change in unrealized appreciation (depreciation) on investments	(11,015)	2,599	(835)	294	(727,862)	67,925
Capital gain distributions	1,189	4,138	76	743	354,794	44,827
Increase (decrease) in net assets from operations	(9,000)	7,627	(255)	1,514	(365,101)	196,548

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(4,649)	(3,030)	(3,974)	(2,260)	(196,789)	(363,272)
Administrative expenses	(15)	(34)	(14)	(13)	(43,694)	(46,888)
Transfers between subaccounts (including fixed account), net	(2)	—	1	(1)	(31,333)	(23)
Increase (decrease) in net assets from capital transactions	(4,666)	(3,064)	(3,987)	(2,274)	(271,816)	(410,183)
Increase (decrease) in net assets	(13,666)	4,563	(4,242)	(760)	(636,917)	(213,635)
Net assets at beginning of year	35,011	30,448	6,352	7,112	2,445,905	2,659,540
Net assets at end of year	$21,345	$35,011	$2,110	$6,352	$1,808,988	$2,445,905

Change in units (note 5):
Units purchased	—	—	—	—	845	1,214
Units redeemed	(149)	(87)	(155)	(90)	(17,839)	(24,886)
Net decrease in units from capital transactions with contract owners	(149)	(87)	(155)	(90)	(16,994)	(23,672)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)								Goldman Sachs Variable Insurance Trust

VIP FundsManager® 60% Portfolio — Service Class 2		VIP Growth Opportunities Portfolio — Service Class 2		VIP Investment Grade Bond Portfolio — Service Class 2		VIP Mid Cap Portfolio — Service Class 2		Goldman Sachs Government Money Market Fund — Service Shares

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$(5,627)	$(96,415)	$(58)	$(167)	$70	$20	$(15)	$(30)	$(1,781)	$(9,186)
(386,186)	408,308	1,549	2,198	(38)	15	59	223	—	—
(3,479,036)	772,655	(4,886)	(1,738)	(3,649)	(1,046)	(376)	5	—	—
1,889,372	235,164	765	1,003	895	520	59	350	—	—
(1,981,477)	1,319,712	(2,630)	1,296	(2,722)	(491)	(273)	548	(1,781)	(9,186)

—	—	—	—	—	—	—	—	—	78,726
(1,341,066)	(2,365,505)	(4,421)	(3,524)	—	—	(1,289)	(795)	(761,744)	(1,360,756)
(172,567)	(195,862)	(14)	(19)	—	—	(4)	(4)	(10,874)	(8,520)
(342,513)	(135,135)	3	—	1	—	(1)	(1)	695,163	724,681
(1,856,146)	(2,696,502)	(4,432)	(3,543)	1	—	(1,294)	(800)	(77,455)	(565,869)
(3,837,623)	(1,376,790)	(7,062)	(2,247)	(2,721)	(491)	(1,567)	(252)	(79,236)	(575,055)
12,662,190	14,038,980	9,011	11,258	18,534	19,025	2,231	2,483	148,587	723,642
$8,824,567	$12,662,190	$1,949	$9,011	$15,813	$18,534	$664	$2,231	$69,351	$148,587

95,708	11,056	—	—	—	—	—	—	298,070	133,006
(198,473)	(151,427)	(96)	(56)	—	—	(45)	(26)	(306,971)	(196,672)
(102,765)	(140,371)	(96)	(56)	—	—	(45)	(26)	(8,901)	(63,666)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

	Janus Aspen Series		PIMCO Variable Insurance Trust

	Janus Henderson Forty Portfolio — Service Shares		High Yield Portfolio — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(170)	$(175)	$745	$1,049	$65	$(37)
Net realized gain (loss) on investments	420	941	(57)	13	(89)	21
Change in unrealized appreciation (depreciation) on investments	(8,133)	519	(3,835)	(337)	(7,404)	(6,177)
Capital gain distributions	1,991	2,385	—	—	—	4,505
Increase (decrease) in net assets from operations	(5,892)	3,670	(3,147)	725	(7,428)	(1,688)

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(3,518)	(2,540)	—	—	—	—
Administrative expenses	(11)	(22)	—	—	—	—
Transfers between subaccounts (including fixed account), net	—	1	(13,602)	—	1	(1)
Increase (decrease) in net assets from capital transactions	(3,529)	(2,561)	(13,602)	—	1	(1)
Increase (decrease) in net assets	(9,421)	1,109	(16,749)	725	(7,427)	(1,689)
Net assets at beginning of year	18,835	17,726	37,599	36,874	24,689	26,378
Net assets at end of year	$9,414	$18,835	$20,850	$37,599	$17,262	$24,689

Change in units (note 5):
Units purchased	—	—	—	—	—	—
Units redeemed	(87)	(51)	(799)	—	—	—
Net decrease in units from capital transactions with contract owners	(87)	(51)	(799)	—	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

PIMCO Variable Insurance Trust (continued)		State Street Variable Insurance Series Funds, Inc.		The Prudential Series Fund

Total Return Portfolio — Administrative Class Shares		Total Return V.I.S. Fund — Class 3 Shares		PSF Natural Resources Portfolio — Class II Shares

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$9	$77	$(73,527)	$8,311	$(29)	$(52)
(1,142)	(2)	(240,626)	187,957	797	286
710	(1,562)	(1,003,305)	(307,336)	(333)	495
—	902	77,808	945,497	—	—
(423)	(585)	(1,239,650)	834,429	435	729

—	—	—	5,601	—	—
—	—	(1,074,682)	(998,524)	(2,143)	(1,069)
—	—	(115,699)	(129,244)	(8)	(6)
(20,689)	(1)	(110,486)	(569,458)	(2)	—
(20,689)	(1)	(1,300,867)	(1,691,625)	(2,153)	(1,075)
(21,112)	(586)	(2,540,517)	(857,196)	(1,718)	(346)
21,112	21,698	7,315,275	8,172,471	2,992	3,338
$—	$21,112	$4,774,758	$7,315,275	$1,274	$2,992

—	—	24,997	12,858	—	—
(1,621)	—	(106,383)	(111,152)	(247)	(144)
(1,621)	—	(81,386)	(98,294)	(247)	(144)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements

December 31, 2022

(1)	Description of Entity

Genworth Life of New York VA Separate Account 3 (the “Separate Account”) is a separate investment account established on October 1, 1996, by Genworth Life Insurance Company of New York (“GLICNY”), pursuant to the laws of the State of New York. GLICNY is owned 65.5% by Genworth Life Insurance Company (“GLIC”) and 34.5% by Genworth Life and Annuity Insurance Company (“GLAIC”). GLICNY is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. (“Genworth”).

GLICNY’s principal products are long-term care insurance (“LTC”), fixed deferred and immediate annuities, and life insurance. LTC products are intended to protect against the significant and escalating costs of LTC services provided in the insured’s home or assisted living or nursing facilities. Effective January 5, 2021, GLICNY suspended sales of its LTC products in New York.

Deferred annuities are intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for one of the following: a defined number of years, the annuitant’s lifetime or the longer of a defined number of years and the annuitant’s lifetime. Life insurance products provide protection against financial hardship primarily after the death of an insured. On March 7, 2016, Genworth suspended sales of its traditional life insurance and fixed annuity products; however, GLICNY continues to service its existing retained and reinsured blocks of business.

GLICNY also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities and variable life insurance. Most of the variable annuities include a guaranteed minimum death benefit. Some of the individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLICNY, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible purchase payment variable deferred annuity contracts issued by GLICNY, as well as other purposes permitted by law.

Currently there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLICNY’s General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2022

During the years ended December 31, 2022 and 2021, the following Portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. International Growth Fund — Series II shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. EQV International Equity Fund — Series II shares	April 29, 2022
Columbia Funds Variable Series Trust II — CTIVP® — Loomis Sayles Growth Fund — Class 1	Columbia Funds Variable Series Trust II —CTIVP® — Principal Blue Chip Growth Fund — Class 1	April 29, 2022
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Global Fund — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Global Fund — Series II shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Main Street Fund® — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Main Street Fund® — Series II shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Main Street Small Cap Fund® — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Main Street Small Cap Fund® — Series II shares	April 30, 2021
The Prudential Series Fund — Natural Resources Portfolio — Class II Shares	The Prudential Series Fund — PSF Natural Resources Portfolio — Class II Shares	April 26, 2021	(A)

(A)	During 2022 additional information was obtained from the Portfolio that the name change was effective on April 26, 2021 and not May 28, 2021 as previously disclosed.

As of December 31, 2022, the below Portfolios were available as investment options under the contract, but not shown on the financial statements, purchases and sales of investments (note 3) or financial highlights (note 6) as there was no activity from January 1, 2021 through December 31, 2022:

AB Variable Products Series Fund, Inc. — AB VP International Value Portfolio — Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Comstock Fund — Series II shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. EQV International Equity Fund — Series II shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Main Street Fund® — Series II shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Main Street Small Cap Fund® — Series II shares

Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Overseas Core Fund — Class 2

Federated Hermes Insurance Series — Federated Hermes Kaufmann Fund II — Service Shares

Franklin Templeton Variable Insurance Products Trust — Franklin Mutual Shares VIP Fund — Class 2 Shares

PIMCO Variable Insurance Trust — Low Duration Portfolio — Administrative Class Shares

State Street Variable Insurance Series Funds, Inc. — Real Estate Securities V.I.S. Fund — Class 1 Shares

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2022

Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2022 and there were no transfers between the levels during 2022.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

(e) Net Assets

Net assets are currently attributable to contract owners in the accumulation period as no contract owners have begun receiving annuity payments.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2022

(f) Subsequent Events

No material subsequent events have occurred since December 31, 2022 through April 18, 2023, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2022 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Variable Products Series Fund, Inc.
AB VP Small Cap Growth Portfolio — Class B	$2,819	$1,867
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Core Equity Fund — Series I shares	1,984	173
Invesco V.I. Global Fund — Series II shares	—	12,324
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund — Class II	1,215	393
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund — Class III Shares	—	23,164
BlackRock Global Allocation V.I. Fund — Class III Shares	422,353	1,943,818
Columbia Funds Variable Series Trust II
CTIVP® — Principal Blue Chip Growth Fund — Class 1	3	5,015
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	817	11,271
Fidelity® Variable Insurance Products Fund
VIP Contrafund® Portfolio — Service Class 2	3,864	5,032
VIP Equity-Income PortfolioSM — Service Class 2	500	4,041
VIP FundsManager® 50% Portfolio — Service Class 2	404,607	319,976
VIP FundsManager® 60% Portfolio — Service Class 2	3,663,825	3,633,371
VIP Growth Opportunities Portfolio — Service Class 2	765	4,495
VIP Investment Grade Bond Portfolio — Service Class 2	1,600	286
VIP Mid Cap Portfolio — Service Class 2	352	1,308
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares	2,629,496	2,708,948
Janus Aspen Series
Janus Henderson Forty Portfolio — Service Shares	1,998	3,705
PIMCO Variable Insurance Trust
High Yield Portfolio — Administrative Class Shares	1,207	13,988
Long-Term U.S. Government Portfolio — Administrative Class Shares	398	342
Total Return Portfolio — Administrative Class Shares	75	20,719
State Street Variable Insurance Series Funds, Inc.
Total Return V.I.S. Fund — Class 3 Shares	485,282	1,782,029
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares	—	2,180

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2022

(4)	Related Party Transactions

(a) GLICNY

Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. GLICNY may deduct charges for the premium tax or other tax levied by any governmental entity from purchase payments or assets when the premium tax is incurred or when we pay proceeds under the contract.

Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner’s daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge This charge is assessed through a reduction in unit values.	1.00% — 1.80% of the daily value of the assets invested in each Portfolio (fund).

Administrative Charge This charge is assessed through a reduction in unit values.	0.15% of the daily value of the assets invested in each fund.

Annual Administrative Charge This charge is assessed through a redemption in units.	$0 — $40 per contract year invested in each fund.

Surrender Charge This charge is assessed through a redemption in units.	0.00% — 6.00% on the value of the accumulation units purchased.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLICNY.

(c) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements —   Continued

December 31, 2022

insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The decrease in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2022 and 2021 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

GLICNY’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years ended December 31, 2022, 2021, 2020, 2019 and 2018 follows. This information is presented as a range based upon product grouping. Expenses as a percent of average net assets are presented as a range of lowest to highest contract expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate low to high range. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

Financial highlights are only disclosed for Portfolios that had activity during the period January 1, 2021 through December 31, 2022 (see note 1) and were available to contract owners as of December 31, 2022.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Variable Products Series Fund, Inc.
AB VP Small Cap Growth Portfolio —Class B
2022	1.45% to 1.45%	128	35.99 to 35.99	5	0.00%	(40.14)% to (40.14)%
2021	1.45% to 1.45%	168	60.13 to 60.13	10	0.00%	7.62% to 7.62%
2020	1.45% to 1.45%	191	55.88 to 55.88	11	0.00%	51.42% to 51.42%
2019	1.45% to 1.45%	150	36.90 to 36.90	6	0.00%	34.04% to 34.04%
2018	1.45% to 1.45%	150	27.53 to 27.53	4	0.00%	(2.55)% to (2.55)%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Core Equity Fund —Series I shares
2022	1.45% to 1.45%	497	22.24 to 22.24	11	0.93%	(21.70)% to (21.70)%
2021	1.45% to 1.45%	497	28.41 to 28.41	14	0.67%	25.89% to 25.89%
2020	1.45% to 1.45%	497	22.56 to 22.56	11	0.20%	12.20% to 12.20%
2019	1.15% to 1.95%	—	20.73 to 19.12	—	0.00%	27.48% to 26.45%
2018	1.15% to 1.95%	—	16.26 to 15.12	—	0.00%	(10.44)% to (11.17)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Global Fund — Series II shares
2022	1.15% to 1.95%	—	22.14 to 19.93	—	0.00%	(32.72)% to (33.26)%
2021	1.45% to 1.45%	418	31.74 to 31.74	13	0.00%	13.50% to 13.50%
2020	1.45% to 1.45%	418	27.96 to 27.96	12	0.57%	25.49% to 25.49%
2019	1.45% to 1.45%	418	22.28 to 22.28	9	0.64%	29.55% to 29.55%
2018	1.45% to 1.45%	419	17.20 to 17.20	7	0.76%	(14.66)% to (14.66)%
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund —Class II
2022	1.45% to 1.70%	1,896	11.08 to 10.72	20	5.02%	(14.34)% to (14.55)%
2021	1.45% to 1.70%	1,898	12.94 to 12.55	24	3.14%	4.73% to 4.46%
2020	1.45% to 1.70%	1,900	12.35 to 12.01	23	1.19%	7.97% to 7.69%
2019	1.45% to 1.70%	3,612	11.44 to 11.16	41	2.32%	7.32% to 7.05%
2018	1.45% to 1.75%	3,634	10.66 to 10.37	38	2.57%	(4.24)% to (4.53)%
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund — Class III Shares
2022	1.15% to 1.95%	—	25.09 to 22.59	—	0.00%	(6.21)% to (6.97)%
2021	1.45% to 1.45%	884	25.80 to 25.80	23	1.12%	19.58% to 19.58%
2020	1.45% to 1.45%	884	21.58 to 21.58	19	0.81%	1.63% to 1.63%
2019	1.45% to 1.45%	884	21.23 to 21.23	19	2.21%	21.74% to 21.74%
2018	1.45% to 1.45%	884	17.44 to 17.44	15	1.06%	(9.45)% to (9.45)%
BlackRock Global Allocation V.I. Fund — Class III Shares
2022	1.15% to 1.90%	507,460	15.64 to 14.17	7,438	0.00%	(17.04)% to (17.67)%
2021	1.15% to 1.90%	603,551	18.85 to 17.21	10,737	0.80%	5.19% to 4.39%
2020	1.15% to 1.90%	715,769	17.92 to 16.49	12,177	1.22%	19.32% to 18.42%
2019	1.15% to 1.90%	910,514	15.02 to 13.92	13,037	1.21%	16.40% to 15.52%
2018	1.15% to 1.90%	1,050,005	12.90 to 12.05	12,984	0.80%	(8.65)% to (9.34)%
Columbia Funds Variable Series Trust II
CTIVP® — Principal Blue Chip Growth Fund — Class 1
2022	1.45% to 1.45%	124	18.44 to 18.44	2	0.00%	(29.05)% to (29.05)%
2021	1.45% to 1.45%	348	26.00 to 26.00	9	0.00%	16.85% to 16.85%
2020	1.45% to 1.45%	478	22.25 to 22.25	11	0.00%	30.02% to 30.02%
2019	1.45% to 1.70%	2,659	17.11 to 16.95	45	0.00%	29.84% to 29.52%
2018	1.45% to 1.70%	2,660	13.18 to 13.09	35	0.00%	(3.82)% to (4.07)%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund
2022	1.70% to 1.70%	1,465	12.10 to 12.10	18	4.60%	(4.39)% to (4.39)%
2021	1.45% to 1.70%	2,305	13.04 to 12.65	30	2.90%	2.12% to 1.86%
2020	1.45% to 1.70%	2,305	12.77 to 12.42	29	3.35%	0.52% to 0.26%
2019	1.45% to 1.70%	2,725	12.71 to 12.39	34	4.29%	5.53% to 5.26%
2018	1.45% to 1.75%	2,746	12.04 to 11.72	33	3.72%	(1.53)% to (1.83)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Fidelity® Variable Insurance Products Fund
VIP Contrafund® Portfolio — Service Class 2
2022	1.45% to 1.45%	789	27.03 to 27.03	21	0.25%	(27.55)% to (27.55)%
2021	1.45% to 1.45%	938	37.31 to 37.31	35	0.03%	25.66% to 25.66%
2020	1.45% to 1.45%	1,025	29.69 to 29.69	30	0.09%	28.35% to 28.35%
2019	1.45% to 1.45%	557	23.14 to 23.14	13	0.22%	29.37% to 29.37%
2018	1.45% to 1.45%	556	17.88 to 17.88	10	0.30%	(8.00)% to (8.00)%
VIP Equity-Income PortfolioSM —Service Class 2
2022	1.45% to 1.45%	85	24.72 to 24.72	2	1.04%	(6.62)% to (6.62)%
2021	1.45% to 1.45%	240	26.47 to 26.47	6	1.39%	22.80% to 22.80%
2020	1.45% to 1.45%	330	21.56 to 21.56	7	2.07%	4.90% to 4.90%
2019	1.45% to 1.70%	3,988	20.55 to 20.14	81	1.85%	25.26% to 24.95%
2018	1.45% to 1.70%	3,989	16.40 to 16.12	65	1.75%	(9.87)% to (10.10)%
VIP FundsManager® 50% Portfolio — Service Class 2
2022	1.15% to 1.90%	119,846	16.04 to 14.76	1,809	1.79%	(15.02)% to (15.67)%
2021	1.15% to 1.90%	136,840	18.87 to 17.50	2,446	0.96%	8.61% to 7.79%
2020	1.15% to 1.90%	160,512	17.38 to 16.24	2,660	0.99%	12.57% to 11.72%
2019	1.15% to 1.90%	252,922	15.44 to 14.53	3,748	1.41%	16.34% to 15.45%
2018	1.15% to 1.90%	322,612	13.27 to 12.59	4,134	1.13%	(6.47)% to (7.18)%
VIP FundsManager® 60% Portfolio — Service Class 2
2022	1.45% to 1.90%	527,414	17.11 to 16.27	8,825	1.60%	(16.48)% to (16.86)%
2021	1.45% to 1.90%	630,179	20.48 to 19.57	12,662	0.93%	10.58% to 10.08%
2020	1.45% to 1.90%	770,550	18.52 to 17.78	14,039	0.90%	13.25% to 12.74%
2019	1.45% to 1.90%	898,319	16.35 to 15.77	14,491	1.29%	18.51% to 17.97%
2018	1.45% to 1.90%	1,077,904	13.80 to 13.37	14,707	1.02%	(7.87)% to (8.30)%
VIP Growth Opportunities Portfolio — Service Class 2
2022	1.45% to 1.45%	52	36.89 to 36.89	2	0.00%	(39.21)% to (39.21)%
2021	1.45% to 1.45%	148	60.69 to 60.69	9	0.00%	10.05% to 10.05%
2020	1.45% to 1.45%	204	55.14 to 55.14	11	0.00%	65.79% to 65.79%
2019	1.45% to 1.45%	358	33.26 to 33.26	12	0.00%	38.46% to 38.46%
2018	1.45% to 1.45%	358	24.02 to 24.02	9	0.22%	10.58% to 10.58%
VIP Investment Grade Bond Portfolio — Service Class 2
2022	1.70% to 1.70%	1,603	9.87 to 9.87	16	2.13%	(14.69)% to (14.69)%
2021	1.70% to 1.70%	1,603	11.56 to 11.56	19	1.82%	(2.58)% to (2.58)%
2020	1.70% to 1.70%	1,603	11.87 to 11.87	19	2.07%	7.31% to 7.31%
2019	1.70% to 1.70%	1,603	11.06 to 11.06	18	2.57%	7.54% to 7.54%
2018	1.70% to 1.70%	1,603	10.29 to 10.29	16	2.31%	(2.48)% to (2.48)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Mid Cap Portfolio — Service Class 2
2022	1.45% to 1.45%	26	26.66 to 26.66	1	0.16%	(16.20)% to (16.20)%
2021	1.45% to 1.45%	71	31.82 to 31.82	2	0.29%	23.49% to 23.49%
2020	1.45% to 1.45%	97	25.76 to 25.76	2	0.36%	16.16% to 16.16%
2019	1.45% to 1.45%	170	22.18 to 22.18	4	0.68%	21.39% to 21.39%
2018	1.45% to 1.45%	170	18.27 to 18.27	3	0.32%	(16.02)% to (16.02)%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares
2022	1.45% to 1.45%	7,639	9.08 to 9.08	69	1.23%	(0.09)% to (0.09)%
2021	1.45% to 1.70%	16,540	9.09 to 8.87	149	0.00%	(1.44)% to (1.69)%
2020	1.45% to 1.90%	80,206	9.22 to 8.87	724	0.25%	(1.19)% to (1.64)%
2019	1.45% to 1.65%	80,047	9.33 to 9.19	747	1.33%	0.38% to 0.18%
2018	1.45% to 1.90%	35,784	9.29 to 9.03	329	0.71%	0.00% to (0.46)%
Janus Aspen Series
Janus Henderson Forty Portfolio —Service Shares
2022	1.45% to 1.45%	282	33.24 to 33.24	9	0.05%	(34.69)% to (34.69)%
2021	1.45% to 1.45%	369	50.90 to 50.90	19	0.55%	20.82% to 20.82%
2020	1.45% to 1.45%	420	42.12 to 42.12	18	0.63%	37.02% to 37.02%
2019	1.45% to 1.45%	325	30.74 to 30.74	10	0.02%	34.87% to 34.87%
2018	1.45% to 1.45%	325	22.80 to 22.80	7	1.24%	0.24% to 0.24%
PIMCO Variable Insurance Trust
High Yield Portfolio — Administrative Class Shares
2022	1.70% to 1.70%	1,397	14.94 to 14.94	21	5.05%	(11.80)% to (11.80)%
2021	1.45% to 1.70%	2,196	17.46 to 16.94	38	4.44%	2.13% to 1.87%
2020	1.45% to 1.70%	2,196	17.09 to 16.63	37	4.87%	4.21% to 3.95%
2019	1.45% to 1.70%	2,585	16.40 to 15.99	42	4.94%	13.06% to 12.77%
2018	1.45% to 1.75%	2,606	14.51 to 14.12	37	5.09%	(4.07)% to (4.36)%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2022	1.70% to 1.70%	1,433	12.05 to 12.05	17	2.04%	(30.08)% to (30.08)%
2021	1.70% to 1.70%	1,433	17.23 to 17.23	25	1.56%	(6.40)% to (6.40)%
2020	1.70% to 1.70%	1,433	18.41 to 18.41	26	1.67%	15.40% to 15.40%
2019	1.70% to 1.70%	1,433	15.95 to 15.95	23	2.06%	11.39% to 11.39%
2018	1.70% to 1.75%	1,453	14.32 to 14.26	21	2.41%	(4.05)% to (4.10)%
Total Return Portfolio — Administrative Class Shares
2022	1.15% to 1.95%	—	11.44 to 10.30	—	0.17%	(15.28)% to (15.97)%
2021	1.45% to 1.45%	1,621	13.03 to 13.03	21	1.82%	(2.70)% to (2.70)%
2020	1.45% to 1.45%	1,621	13.39 to 13.39	22	2.14%	7.07% to 7.07%
2019	1.45% to 1.70%	6,890	12.50 to 12.19	85	3.01%	6.78% to 6.51%
2018	1.45% to 1.70%	6,890	11.71 to 11.45	80	2.51%	(1.98)% to (2.23)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
State Street Variable Insurance Series Funds, Inc.
Total Return V.I.S. Fund — Class 3 Shares
2022	1.45% to 1.90%	325,093	15.11 to 14.24	4,775	0.37%	(17.92)% to (18.30)%
2021	1.15% to 1.90%	406,479	19.09 to 17.43	7,315	1.76%	11.90% to 11.05%
2020	1.15% to 1.90%	504,773	17.06 to 15.70	8,172	1.61%	4.91% to 4.12%
2019	1.15% to 1.90%	611,624	16.26 to 15.08	9,481	2.05%	14.24% to 13.37%
2018	1.15% to 1.90%	675,014	14.24 to 13.30	9,210	1.77%	(7.69)% to (8.39)%
The Prudential Series Fund
PSF Natural Resources Portfolio —Class II Shares
2022	1.45% to 1.45%	136	9.34 to 9.34	1	0.00%	19.79% to 19.79%
2021	1.45% to 1.45%	383	7.80 to 7.80	3	0.00%	23.22% to 23.22%
2020	1.45% to 1.45%	527	6.33 to 6.33	3	0.00%	10.20% to 10.20%
2019	1.45% to 1.45%	926	5.74 to 5.74	5	0.00%	8.66% to 8.66%
2018	1.45% to 1.45%	928	5.28 to 5.28	5	0.00%	(19.61)% to (19.61)%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.